CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) CAD / shares in Units, papers in Thousands, Pulp in Thousands, Papers in Thousands, Newsprint in Thousands, CAD in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2012 CAD papers Newsprint Pulp Papers CAD / shares shares	Sep. 30, 2012 CAD papers Newsprint Pulp Papers CAD / shares shares	Dec. 31, 2015 CAD papers Newsprint Pulp Papers CAD / shares shares	Dec. 31, 2014 CAD papers Newsprint Pulp Papers CAD / shares shares	Dec. 31, 2013 CAD papers Newsprint Pulp Papers CAD / shares shares	Dec. 31, 2011 CAD papers Newsprint Pulp Papers CAD / shares shares
Selected financial information
Adjusted EBITDA	[1],[2]	CAD 7,200		CAD 48,700	CAD 47,600	CAD 46,100
Adjusted EBITDA margin	[3]	2.80%		2.40%	4.30%	4.40%
Weighted average common shares outstanding (in millions) | shares		14,400,000		14,500,000	14,500,000	14,500,000
Basic and diluted earnings (loss) per share (in dollars) from continuing operations | CAD / shares		CAD (1.55)		CAD (3.41)	CAD (4.99)	CAD (9.01)
Basic and diluted earnings (loss) per share (in dollars) from discontinued operations | CAD / shares		CAD (0.89)		CAD 0	CAD 0	CAD 0.21
Working capital	[4]	CAD 151,400		CAD 210,600	CAD 144,600	CAD 153,600
Current assets to current liabilities	[4]	CAD 2,330		CAD 1,860	CAD 2,050	CAD 2,280
Total debt to total capitalization	[5],[6]	78.70%		130.60%	140.90%	95.90%
Net debt to net capitalization	[7],[8]	78.00%		131.30%	143.00%	95.80%
Common shares outstanding at end of period (in millions) | shares		14,500,000		14,527,571	14,527,571	14,500,000
Book value per share (in dollars) | CAD / shares		CAD 8.46		CAD (8.05)	CAD (6.59)	CAD 0.89
Average Spot Rate	[9]	1.009%		0.782%	0.905%	0.971%
Share prices
High | CAD / shares				CAD 7.50	CAD 3.50	CAD 2.76
Low | CAD / shares				2.01	1.35	1.00
Close | CAD / shares				CAD 2.40	CAD 3.04	CAD 1.35
Benchmark prices
Benchmark Prices, SC-A Paper	[10]	CAD 835,000		CAD 775,000	CAD 781,000	CAD 811,000
Benchmark Prices, LWC Paper	[10]	898,000		805,000	798,000	864,000
Benchmark Prices, Telephone Directory Paper	[10]	770,000		730,000	730,000	750,000
Benchmark Prices, Newsprint	[10]	618,000		520,000	603,000	598,000
Benchmark Prices, NBSK Pulp	[10]	CAD 662,000		CAD 644,000	CAD 733,000	CAD 700,000
Sales
Coated printing papers | papers		51		937	194	189
Uncoated Printing Papers | Papers		156		426	508	573
Newsprint | Newsprint		66		346	347	283
Pulp | Pulp		74		345	340	328
Predecessor [Member]
Selected financial information
Adjusted EBITDA	[1],[2]		CAD 48,200				CAD 62,800
Adjusted EBITDA margin	[3]		6.00%				5.80%
Weighted average common shares outstanding (in millions) | shares			381,900,000				381,900,000
Basic and diluted earnings (loss) per share (in dollars) from continuing operations | CAD / shares			CAD 1.63				CAD (2.04)
Basic and diluted earnings (loss) per share (in dollars) from discontinued operations | CAD / shares			CAD (0.01)				CAD (0.51)
Working capital	[4]		CAD 203,700				CAD 152,400
Current assets to current liabilities	[4]		CAD 3,090				CAD 1,870
Total debt to total capitalization	[5],[6]		76.30%				338.70%
Net debt to net capitalization	[7],[8]		75.80%				365.50%
Common shares outstanding at end of period (in millions) | shares			14,400,000				381,900,000
Book value per share (in dollars) | CAD / shares			CAD 10.61				CAD (1.62)
Average Spot Rate	[9]		0.998%				1.011%
Share prices
High | CAD / shares							CAD 0.55
Low | CAD / shares							0.02
Close | CAD / shares							CAD 0.03
Benchmark prices
Benchmark Prices, SC-A Paper	[10]		CAD 835,000				CAD 836,000
Benchmark Prices, LWC Paper	[10]		859,000				900,000
Benchmark Prices, Telephone Directory Paper	[10]		770,000				735,000
Benchmark Prices, Newsprint	[10]		614,000				622,000
Benchmark Prices, NBSK Pulp	[10]		CAD 669,000				CAD 834,000
Sales
Coated printing papers | papers			145				179
Uncoated Printing Papers | Papers			460				659
Newsprint | Newsprint			198				205
Pulp | Pulp			251				308

[1]	Adjusted EBITDA is a Non-GAAP Measure. Refer to the Non-GAAP Measures section in Management’s Discussion and Analysis.
[2]	For adjusted EBITDA before specific items, refer to the Non-GAAP Measures section in Management’s Discussion and Analysis.
[3]	Adjusted EBITDA margin is defined as adjusted EBITDA as a percentage of sales.
[4]	Working capital and current assets to current liabilities, for these purposes, exclude current portion of long-term debt.
[5]	Total capitalization comprises total debt and shareholders’ equity.
[6]	Total debt comprises long-term debt, including current portion.
[7]	Net capitalization comprises net debt and shareholders’ equity.
[8]	Net debt comprises total debt less cash on hand.
[9]	Average spot rate is the average Bank of Canada noon spot rate over the reporting period.
[10]	Benchmark selling prices are sourced from RISI.